Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry forwards	$ 2,928,000	$ 2,920,000
Long lived assets	270,000	326,000
Share based payments	71,000	75,000
Other	35,000	32,000
Deferred tax asset	3,304,000	3,353,000
Deferred tax liabilities:
Long lived assets	(44,000)	(73,000)
Deferred tax liabilities	(44,000)	(73,000)
Net deferred tax asset	3,260,000	3,280,000
Less: Valuation allowance	(3,140,000)	(3,280,000)
Net deferred tax asset	$ 120,000	$ 0